CONTINGENCIES AND COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES AND COMMITMENTS

NOTE 9:  CONTINGENCIES AND COMMITMENTS

Contingencies:

Consultant Litigation

In May 2012, the Company issued 112,000 post-consolidated shares of common stock to two consultants. The Company contested the validity of the services provided and initially was able to delay the sale of the contested shares. The Company was not successful in recovering the contested shares. A claim for alleged damages of approximately $362,000 plus costs by one of the consultants as a result of the contesting of the issuance of the shares was filed in the Supreme Court of New York. The claim was for damages on the difference between market price at the time the Company was able to delay the sale of his shares and the market price at the time of the sale of all of his shares. As the result of a judicial decision in New York the consultant received a bond payment of approximately $100,000 that the Company had used to secure a temporary restraining order against the issuance of stock to him. Following hearings at the International Arbitration Tribunal held in New York on May 13-16, 2014 the arbitrator ordered (on July 18, 2014) the consultant to pay TapImmune $196,204 plus 9% interest from the date of the award. The Company is attempting to collect the award from Mr. Michael Gardner.

On July 18, 2014, the International Center for Dispute Resolution International Arbitration Tribunal issued a Final Award in the matter of  TapImmune Inc. vs. Michael Gardner awarding TapImmune $196,204 plus post-award interest at a rate of 9% per year. This award stemmed from the dispute discussed above with Mr. Gardner regarding the May 2012 consulting agreement. The arbitrator found that we were fraudulently induced into entering said agreement through “1) misrepresentations as to what he would or could do for the Company, including raising funds, and 2) omissions about his reputation and ability to obtain or assist in obtaining financing for TapImmune” among other reasons. We are attempting to collect the award from Mr. Gardner.

Vendor Litigation

One of our suppliers, Fischer Scientific was awarded a judgment against us for $51,000 which is equal to the amount owed to them and is currently accrued on the balance sheet. We intend on settling that matter in the second quarter of 2015.

NOTE 12:CONTINGENCIES AND COMMITMENTS

Contingencies:

Consultant Litigation

In May 2012, the Company issued 112,000 post-consolidated shares of common stock to two consultants. The Company contested the validity of the services provided and initially were able to delay the sale of the contested shares. The Company was not successful in recovering the contested shares. A claim for alleged damages of approximately $362,000 plus costs by one of the consultants as a result of the contesting of the issuance of the shares has been filed in the Supreme Court of New York. The claim is for damages on the difference between market price at the time the Company was able to delay the sale of his shares and the market price at the time of the sale of all of his shares. As the result of a judicial decision in New York the consultant received a bond payment of approximately $100,000 that the Company had used to secure a temporary restraining order against the issuance of stock to him. Following hearings at the International Arbitration Tribunal held in New York on May 13-16 the arbitrator ordered (on July 18, 2014) the consultant to pay TapImmune $196,204 plus 9% interest from the date of the award. The Company is attempting to collect the award from Mr. Gardner.

The law firm that we used to pursue the Gardner Action was awarded a judgment against us for $210,255 of unpaid legal fees (“G&S Judgment”). Shareholders of the Company acquired the G&S Judgment in full, converted that Judgment into preferred shares of the Company (which in turn converted into common stock) and subsequently released the Company from any liability related thereto.

On July 18, 2014, the International Center for Dispute Resolution International Arbitration Tribunal issued a Final Award in the matter of TapImmune Inc. vs. Michael Gardner awarding TapImmune $196,204 plus post-award interest at a rate of 9% per year. This award stemmed from the dispute discussed above with Mr. Gardner regarding the May 2012 consulting agreement. The arbitrator found that we were fraudulently induced into entering said agreement through “1) misrepresentations as to what he would or could do for the Company, including raising funds, and 2) omissions about his reputation and ability to obtain or assist in obtaining financing for TapImmune” among other reasons. We are attempting to collect the award from Mr. Gardner.

One of our suppliers, Fischer Scientific was awarded a judgment against us for $51,000 which is equal to the amount owed to them. We intend on settling that matter in the second quarter of 2015.